Loans and Allowance for Loan Losses - Schedule of Amortized Cost of FDM Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 80,004	$ 104,160	$ 249,529
Percentage of Total by Financing Class	0.20%	0.20%	0.60%
Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 215	$ 74,976	$ 5,069
Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	44,816	13,593	177,149
Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			10,504
Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	34,731	1,882	654
Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	242	13,709	56,153
Total commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 59,863	$ 24,475	$ 211,733
Percentage of Total by Financing Class	0.20%	0.10%	0.90%
Total commercial and industrial | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 0	$ 2,844
Total commercial and industrial | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	38,304	10,789	143,503
Total commercial and industrial | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			10,504
Total commercial and industrial | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	21,476	0	0
Total commercial and industrial | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	83	13,686	54,882
Total commercial and industrial | Commercial, financial, and agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 52,194	$ 10,606	$ 135,140
Percentage of Total by Financing Class	0.30%	0.10%	0.90%
Total commercial and industrial | Commercial, financial, and agricultural | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 0	$ 2,844
Total commercial and industrial | Commercial, financial, and agricultural | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	30,635	10,606	119,764
Total commercial and industrial | Commercial, financial, and agricultural | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			10,504
Total commercial and industrial | Commercial, financial, and agricultural | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	21,476	0	0
Total commercial and industrial | Commercial, financial, and agricultural | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	83	0	2,028
Total commercial and industrial | Owner-occupied
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 7,669	$ 13,869	$ 76,593
Percentage of Total by Financing Class	0.10%	0.20%	0.90%
Total commercial and industrial | Owner-occupied | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 0	$ 0
Total commercial and industrial | Owner-occupied | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	7,669	183	23,739
Total commercial and industrial | Owner-occupied | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial and industrial | Owner-occupied | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	0	0
Total commercial and industrial | Owner-occupied | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	13,686	52,854
Total commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 2,323	$ 76,897	$ 33,052
Percentage of Total by Financing Class	0.00%	0.60%	0.30%
Total commercial real estate | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 74,675	$ 0
Total commercial real estate | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	2,188	2,222	32,685
Total commercial real estate | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	0	0
Total commercial real estate | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	135	0	367
Total commercial real estate | Investment properties
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 2,323	$ 76,897	$ 909
Percentage of Total by Financing Class	0.00%	0.70%	0.00%
Total commercial real estate | Investment properties | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 74,675	$ 0
Total commercial real estate | Investment properties | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	2,188	2,222	909
Total commercial real estate | Investment properties | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | Investment properties | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	0	0
Total commercial real estate | Investment properties | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	135	0	0
Total commercial real estate | 1-4 family properties
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 2,383
Percentage of Total by Financing Class			0.40%
Total commercial real estate | 1-4 family properties | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 0
Total commercial real estate | 1-4 family properties | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			2,016
Total commercial real estate | 1-4 family properties | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | 1-4 family properties | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | 1-4 family properties | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			367
Total commercial real estate | Land and development
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 29,760
Percentage of Total by Financing Class			8.40%
Total commercial real estate | Land and development | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 0
Total commercial real estate | Land and development | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			29,760
Total commercial real estate | Land and development | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | Land and development | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total commercial real estate | Land and development | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 17,818	$ 2,788	$ 4,744
Percentage of Total by Financing Class	0.20%	0.00%	0.10%
Total consumer | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 215	$ 301	$ 2,225
Total consumer | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	4,324	582	961
Total consumer | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	13,255	1,882	654
Total consumer | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	24	23	904
Total consumer | Consumer mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 13,241	$ 2,000	$ 2,575
Percentage of Total by Financing Class	0.30%	0.00%	0.00%
Total consumer | Consumer mortgages | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 0	$ 122	$ 2,110
Total consumer | Consumer mortgages | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	0	0
Total consumer | Consumer mortgages | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer | Consumer mortgages | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	13,241	1,878	465
Total consumer | Consumer mortgages | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	0	0	0
Total consumer | Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 623
Percentage of Total by Financing Class			0.00%
Total consumer | Home equity | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			$ 0
Total consumer | Home equity | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			336
Total consumer | Home equity | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer | Home equity | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer | Home equity | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			287
Total consumer | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 4,577	$ 788	$ 1,546
Percentage of Total by Financing Class	0.50%	0.10%	0.10%
Total consumer | Other consumer loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 215	$ 179	$ 115
Total consumer | Other consumer loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	4,324	582	625
Total consumer | Other consumer loans | Principal Forgiveness and Term Extensions
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified			0
Total consumer | Other consumer loans | Payment Delay
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	14	4	189
Total consumer | Other consumer loans | Interest Rate Reduction and Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized cost of loans, modified	$ 24	$ 23	$ 617